Risk/Return Detail Data - FidelityAdvisorLimitedTermBondFund-AMCIZPRO	Sep. 18, 2026
FidelityAdvisorLimitedTermBondFund-RetailPRO |
Prospectus Line Items
Supplement to Prospectus [Text Block]	Supplement to theFidelity Advisor® Limited Term Bond FundOctober 30, 2025Prospectus
Strategy Narrative [Text Block]	Investing up to 30% of assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). The following information supplements information found in the "Fund Summary" section under the "Principal Investment Strategies" heading. Investing in collateralized loan obligations (CLO).
FidelityAdvisorLimitedTermBondFund-AMCIZPRO |
Prospectus Line Items
Supplement to Prospectus [Text Block]	Supplement to theFidelity Advisor® Limited Term Bond FundClass A, Class M, Class C, Class I, and Class ZOctober 30, 2025Prospectus
Strategy Narrative [Text Block]	Investing up to 30% of assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). The following information supplements information found in the "Fund Summary" section under the "Principal Investment Strategies" heading. Investing in collateralized loan obligations (CLO).
Document Type	497
Registrant Name	Fidelity Advisor Series II